Interest Income and Expense (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended												For the six months ended
	April 30, 2025				January 31, 2025				April 30, 2024				April 30, 2025				April 30, 2024
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$12,588		$8,955		$13,135		$9,746		$13,321		$10,452		$25,723		$18,701		$26,860		$21,066
Measured at FVOCI (1)	1,355		–		1,442		–		1,455		–		2,797		–		2,814		–
	13,943		8,955		14,577		9,746		14,776		10,452		28,520		18,701		29,674		21,066
Other	344	(2)	62	(3)	403	(2)	61	(3)	436	(2)	66	(3)	747	(2)	123	(3)	977	(2)	118	(3)
Total	$14,287		$9,017		$14,980		$9,807		$15,212		$10,518		$29,267		$18,824		$30,651		$21,184
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended April 30, 2025 – $31

(January 31, 2025 – $32; April 30, 2024 – $30) and for the six months ended April 30, 2025 – $63

(April 30, 2024 – $60) and insurance finance expense for the three months ended April 30, 2025 – $9

(January 31, 2025 – $8; April 30, 2024 – $8
) and for the six months ended April 30, 2025 – $
17

(April 30, 2024 – $15).